Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Derivative Financial Instruments

(14) Derivative Financial Instruments

        Gain (loss) on derivatives, net consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in millions)
Realized gain (loss) on settlement of derivative agreements, net	$14.7	$(8.1)	$(37.8)	$(27.2)
Change in unrealized gain (loss) on derivative agreements, net	105.8	46.9	138.3	(81.3)

Total gain (loss) on derivatives, net	$120.5	$38.8	$100.5	$(108.5)

        CVR Refining is subject to price fluctuations caused by supply conditions, weather, economic conditions and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, CVR Refining from time to time enters into various commodity derivative transactions.

        CVR Refining has adopted accounting standards which impose extensive record-keeping requirements in order to designate a derivative financial instrument as a hedge. CVR Refining holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges for GAAP purposes. Gains or losses related to the change in fair value and periodic settlements of these derivative instruments are classified as gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

        CVR Refining maintains a margin account to facilitate other commodity derivative activities. A portion of this account may include funds available for withdrawal. These funds are included in cash and cash equivalents within the Condensed Consolidated Balance Sheets. The maintenance margin balance is included within other current assets within the Condensed Consolidated Balance Sheets. Dependent upon the position of the open commodity derivatives, the amounts are accounted for as an other current asset or an other current liability within the Condensed Consolidated Balance Sheets. From time to time, CVR Refining may be required to deposit additional funds into this margin account. The fair value of the open commodity positions as of June 30, 2013 was a net loss of $0.1 million included in accrued expenses and other current liabilities. For the three months ended June 30, 2013 and 2012, CVR Refining recognized a net loss of $0.2 million and a net gain of $4.1 million, respectively, which are recorded in gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations. For the six months ended June 30, 2013 and 2012, CVR Refining recognized net losses of $2.4 million and $3.9 million, respectively, which are recorded in gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

  Commodity Swap

        CVR Refining enters into commodity swap contracts in order to fix the margin on a portion of future production. The physical volumes are not exchanged and these contracts are net settled with cash. The contract fair value of the commodity swaps is reflected on the Condensed Consolidated Balance Sheets with changes in fair value currently recognized in the Condensed Consolidated and Combined Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values for the purpose of marking to market the hedging instruments at each period end. At June 30, 2013 and December 31, 2012, CVR Refining had open commodity hedging instruments consisting of 20.0 million barrels and 23.3 million barrels of crack spreads, respectively, primarily to fix the margin on a portion of its future gasoline and distillate production. The fair value of the outstanding contracts at June 30, 2013 was a net unrealized gain of $71.6 million, of which $66.6 million is included in current assets and $5.0 million is included in non-current assets. For the three months ended June 30, 2013 and 2012, CVR Refining recognized net gains of $120.7 million and $34.7 million, respectively, which are recorded in gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations. For the six months ended June 30, 2013 and 2012, CVR Refining recognized a net gain of $102.9 million and a net loss of $104.6 million, respectively, which are recorded in gain (loss) on derivatives, net in the Condensed Consolidated and Combined Statements of Operations.

  Counterparty Credit Risk

        The Partnership's exchange-traded crude oil futures and certain over-the-counter forward swap agreements are potentially exposed to concentrations of credit risk as a result of economic conditions and periods of uncertainty and illiquidity in the credit and capital markets. The Partnership manages credit risk on its exchange-traded crude oil futures by completing trades with an exchange clearinghouse, which subjects the trades to mandatory margin requirements until the contract settles. The Partnership also monitors the creditworthiness of its commodity swap counterparties and assesses the risk of nonperformance on a quarterly basis. Counterparty credit risk identified as a result of this assessment is recognized as a valuation adjustment to the fair value of the commodity swaps recorded in the Condensed Consolidated Balance Sheets. As of June 30, 2013, the counterparty credit risk adjustment was not material to the condensed consolidated and combined financial statements. Additionally, the Partnership does not require any collateral to support commodity swaps into which it enters; however, it does have master netting arrangements that allow for the setoff of amounts receivable from and payable to the same party, which mitigates the risk associated with nonperformance.

  Offsetting Assets and Liabilities

        The commodity swaps and other commodity derivatives agreements discussed above include multiple derivative positions with a number of counterparties for which CVR Refining has entered into agreements governing the nature of the derivative transactions. Each of the counterparty agreements provides for the right to setoff each individual derivative position to arrive at the net receivable due from the counterparty or payable owed by CVR Refining. As a result of the right to setoff, CVR Refining's recognized assets and liabilities associated with the outstanding derivative positions have been presented net in the Condensed Consolidated Balance Sheets. In accordance with guidance issued by the FASB related to "Disclosures about Offsetting Assets and Liabilities," the tables below outline the gross amounts of the recognized assets and liabilities and the gross amounts offset in the Condensed Consolidated Balance Sheets for the various types of open derivative positions.

        The offsetting assets and liabilities for CVR Refining's derivatives as of June 30, 2013 are recorded as current assets and non-current assets in prepaid expenses and other current assets and other long-term assets, respectively in the Condensed Consolidated Balance Sheets and as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheets as follows:

	As of June 30, 2013
Description	Gross Current Assets	Gross Amounts Offset	Net Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$68.3	$(1.7)	$66.6	$—	$66.6

Total	$68.3	$(1.7)	$66.6	$—	$66.6

	As of June 30, 2013
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$5.0	$—	$5.0	$—	$5.0

Total	$5.0	$—	$5.0	$—	$5.0

	As of June 30, 2013
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Other Derivative Activity	$0.1	$—	$0.1	$(0.1)	$—

Total	$0.1	$—	$0.1	$(0.1)	$—

        The offsetting assets and liabilities for CVR Refining's derivatives as of December 31, 2012 are recorded as non-current assets in other long-term assets in the Condensed Consolidated Balance Sheets and as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheets as follows:

	As of December 31, 2012
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$0.9	$—	$0.9	$—	$0.9

Total	$0.9	$—	$0.9	$—	$0.9

	As of December 31, 2012
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in millions)
Commodity Swaps	$74.2	$(6.5)	$67.7	$—	$67.7

Total	$74.2	$(6.5)	$67.7	$—	$67.7

(14) Derivatives and Financial Instruments

        Gain (loss) on derivatives, net consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)

        CVR Refining is subject to price fluctuations caused by supply conditions, weather, economic conditions, interest rate fluctuations and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, CVR Refining from time to time enters into various commodity derivative transactions. CVR Refining entered into certain commodity derivate contracts and, through CRLLC, entered into an interest rate swap as required by the long-term debt agreements. The commodity derivative contracts are for the purpose of managing price risk on crude oil and finished goods and the interest rate swap was for the purpose of managing interest rate risk until June 30, 2010.

        CVR Refining has adopted accounting standards which impose extensive record-keeping requirements in order to designate a derivative financial instrument as a hedge. CVR Refining holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges for GAAP purposes. Gains or losses related to the change in fair value and periodic settlements of these derivative instruments are classified as gain (loss) on derivatives, net in the Combined Statements of Operations.

        CVR Refining maintains a margin account to facilitate other commodity derivative activities. A portion of this account may include funds available for withdrawal. These funds are included in cash and cash equivalents within the Consolidated and Combined Balance Sheets. The maintenance margin balance is included within other current assets within the Consolidated and Combined Balance Sheets. Dependent upon the position of the open commodity derivatives, the amounts are accounted for as another current asset or another current liability within the Consolidated and Combined Balance Sheets. From time to time, CVR Refining may be required to deposit additional funds into this margin account. The fair value of the open commodity positions as of December, 2012 was a net loss of $14,000 included in accrued liabilities. For the year ended December 31, 2012, the Partnership recognized a realized loss of $10.9 million and an unrealized loss of $0.8 million, which is recorded in loss on derivatives, net in the Combined Statement of Operations.

  Commodity Swap

        Beginning September 2011, CRLLC, for the benefit of CRRM, entered into several commodity swap contracts with effective periods beginning in January 2012. The physical volumes are not exchanged and these contracts are net settled with cash. The contract fair value of the commodity swaps is reflected on the Consolidated and Combined Balance Sheets with changes in fair value currently recognized in the Combined Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values for the purpose of marking to market the hedging instruments at each period end. At December 31, 2012 and 2011, CVR Refining had open commodity hedging instruments consisting of 23.3 million and 13.0 million barrels of crack spreads, respectively, primarily to fix the margin on a portion of its future gasoline and distillate production. The fair value of the outstanding contracts at December 31, 2012 was a net unrealized loss of $66.8 million, $67.7 million of which is included in current liabilities and $0.9 million is included in non-current assets. The fair value of the outstanding contracts at December 31, 2011 was a net unrealized gain of $80.4 million, $61.6 million of which is included in current assets and $18.8 million is included in non-current assets. For the years ended December 31, 2012 and 2011, the Partnership recognized a realized loss of $126.6 million and $0, respectively, and an unrealized loss of $147.3 million and an unrealized gain of $80.4 million, respectively, which are recorded in gain (loss) on derivatives, net in the Combined Statements of Operations. In addition, the consolidated and combined financial statements include a commodity swap assumed as part of its Wynnewood Acquisition that expired on December 31, 2011. This commodity swap was not designated as a hedge.

  Interest Rate Swap

        Until June 30, 2010, CRLLC, on behalf of the Refining Subsidiaries, held derivative contracts known as interest rate swap agreements (the "Interest Rate Swap") that converted floating-rate bank debt into 4.195% fixed-rate debt on a notional amount of $180.0 million from March 31, 2009 until March 31, 2010 and $110.0 million from March 31, 2010 until June 30, 2010. The Interest Rate Swap expired on June 30, 2010. Half of the Interest Rate Swap agreements were held with a related party (as described in Note 15, "Related Party Transactions"), and the other half were held with a financial institution that was also a lender under CRLLC's first priority credit facility until April 6, 2010.

        Under the Interest Rate Swap, CRLLC paid the fixed rate of 4.195% and received a floating rate based on three month LIBOR rates, with payments calculated on the notional amount. The notional amount did not represent the actual amount exchanged by the parties but instead represented the amount on which the contracts are based. The Interest Rate Swap was settled quarterly and marked to market at each reporting date with all unrealized gains and losses recognized on the Combined Statement of Operations.